PRIVATE PLACEMENT (Details) - Private Placement.	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares	6,600,000
Price of warrants | $ / shares	$ 1.00
Aggregate purchase price | $	$ 6,600,000
Number of shares per warrant | shares	1
Exercise price of warrant | $ / shares	$ 11.50